Consolidated Statement of Comprehensive Income ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Statement of comprehensive income [abstract]
Profit for the year	₨ 97,713	$ 1,295	₨ 90,173	₨ 80,084
Items that will not be reclassified to profit and loss in subsequent periods
Defined benefit plan actuarial gains/(losses)	(1,050)	(14)	235	567
Net change in fair value of financial instruments through OCI	724	10	(464)	(750)
Items that will not be reclassified to profit or loss	(326)	(4)	(229)	(183)
Items that may be reclassified to profit and loss in subsequent periods
Translation difference relating to foreign operations	8,447	112	3,238	3,576
Net change in fair value of hedges of net investment in foreign operations			(287)	(49)
Reclassification of foreign currency translation differences to profit and loss on sale of hosted data center services, Workday business and Cornerstone OnDemand business			(4,210)
Net change in time value of option contracts designated as cash flow hedges	(520)	(7)	463	1
Net change in intrinsic value of option contracts designated as cash flow hedges	(1,558)	(21)	811	(76)
Net change in fair value of forward contracts designated as cash flow hedges	(2,652)	(35)	1,255	(5,945)
Net change in fair value of financial instruments through OCI	1,222	16	(18)	(433)
Items that may be reclassified subsequently to profit or loss	4,939	65	1,252	(2,926)
Total other comprehensive income, net of taxes	4,613	61	1,023	(3,109)
Total comprehensive income for the year	102,326	1,356	91,196	76,975
Total comprehensive income attributable to:
Equity holders of the Company	101,673	1,347	90,945	76,956
Non-controlling interest	653	9	251	19
Total comprehensive income for the year	₨ 102,326	$ 1,356	₨ 91,196	₨ 76,975